Business Combinations Overland Acquisition (Details) - Overland [Member] $ in Thousands	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 2,312
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	10,558
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	9,387
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	4,117
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	60,376
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	2,364
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	89,114
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	(28,133)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Debt - current	(4,749)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	(17,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	(3,990)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	(4,412)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	58,284
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	30,830
Goodwill	38,821
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 69,651